Portfolio of investments—April 30, 2021 (unaudited)

	Shares	Value
Common stocks: 100.11%
Communication services: 13.82%
Entertainment: 1.75%
Activision Blizzard Incorporated	311,650	$ 28,419,364
Roku Incorporated †	89,050	30,541,479
		58,960,843
Interactive media & services: 11.24%
Alphabet Incorporated Class A †	78,505	184,761,518
Alphabet Incorporated Class C †	17,553	42,304,836
Bumble Incorporated Class A †	218,101	13,138,404
Facebook Incorporated Class A †	202,420	65,802,694
Pinterest Incorporated Class A †	782,820	51,955,763
ZoomInfo Technologies Incorporated †	389,043	20,175,770
		378,138,985
Media: 0.83%
Match Group Incorporated †	180,275	28,056,198
Consumer discretionary: 16.05%
Diversified consumer services: 0.76%
Chegg Incorporated †	284,630	25,710,628
Hotels, restaurants & leisure: 1.16%
Airbnb Incorporated Class A †«	80,800	13,954,968
Chipotle Mexican Grill Incorporated †	16,860	25,155,626
		39,110,594
Internet & direct marketing retail: 7.83%
Amazon.com Incorporated †	72,340	250,833,163
Coupang Incorporated †«	303,662	12,723,438
		263,556,601
Leisure products: 0.40%
Peloton Interactive Incorporated Class A †	135,130	13,290,036
Specialty retail: 2.97%
Five Below Incorporated †	122,570	24,669,664
Floor & Decor Holdings Incorporated Class A †	285,310	31,646,585
Petco Health And Wellness Company †«	319,493	7,546,425
Restoration Hardware Holdings Incorporated †	52,530	36,141,691
		100,004,365
Textiles, apparel & luxury goods: 2.93%
Deckers Outdoor Corporation †	118,200	39,975,240
lululemon athletica Incorporated †	174,820	58,611,901
		98,587,141
Consumer staples: 1.21%
Beverages: 1.21%
Boston Beer Company Incorporated Class A †	33,475	40,722,003
See accompanying notes to portfolio of investments

Wells Fargo Premier Large Company Growth Fund  |  1

Portfolio of investments—April 30, 2021 (unaudited)

	Shares	Value
Financials: 5.86%
Capital markets: 5.86%
LPL Financial Holdings Incorporated	232,865	$ 36,489,946
MarketAxess Holdings Incorporated	148,500	72,536,310
MSCI Incorporated	73,820	35,859,541
Tradeweb Markets Incorporated Class A	641,960	52,178,509
		197,064,306
Health care: 14.63%
Biotechnology: 0.78%
Alnylam Pharmaceuticals Incorporated †	22,710	3,193,934
Natera Incorporated †	209,500	23,049,190
		26,243,124
Health care equipment & supplies: 5.52%
Abbott Laboratories	348,730	41,875,498
Boston Scientific Corporation †	476,995	20,796,982
Edwards Lifesciences Corporation †	671,110	64,104,427
Insulet Corporation †	154,470	45,602,633
Novocure Limited †	65,160	13,299,156
		185,678,696
Health care providers & services: 1.14%
Amedisys Incorporated †	141,625	38,217,506
Health care technology: 1.37%
Veeva Systems Incorporated Class A †	163,200	46,095,840
Life sciences tools & services: 3.01%
Bio-Techne Corporation	91,515	39,121,747
Repligen Corporation †	222,595	47,125,587
Sotera Health Company †	587,060	15,122,666
		101,370,000
Pharmaceuticals: 2.81%
Horizon Therapeutics plc †	319,894	30,268,370
Zoetis Incorporated	372,368	64,430,835
		94,699,205
Industrials: 9.22%
Air freight & logistics: 1.15%
FedEx Corporation	133,425	38,734,612
Building products: 1.48%
Advanced Drainage Systems Incorporated	149,000	16,637,340
The AZEK Company Incorporated †	684,210	33,033,659
		49,670,999
Commercial services & supplies: 0.86%
Copart Incorporated †	232,470	28,944,840
See accompanying notes to portfolio of investments

2  |  Wells Fargo Premier Large Company Growth Fund

Portfolio of investments—April 30, 2021 (unaudited)

	Shares	Value
Electrical equipment: 2.23%
Generac Holdings Incorporated †	201,805	$ 65,374,730
Shoals Technologies Group Class A †	297,259	9,533,096
		74,907,826
Professional services: 1.82%
CoStar Group Incorporated †	71,820	61,365,163
Road & rail: 1.68%
CSX Corporation	32,965	3,321,224
Norfolk Southern Corporation	12,715	3,550,537
Uber Technologies Incorporated †	546,595	29,937,008
Union Pacific Corporation	89,715	19,924,804
		56,733,573
Information technology: 37.51%
IT services: 12.61%
Global Payments Incorporated	240,160	51,545,541
MasterCard Incorporated Class A	387,825	148,172,420
PayPal Holdings Incorporated †	391,295	102,632,766
Square Incorporated Class A †	98,508	24,116,729
Twilio Incorporated Class A †	64,010	23,542,878
Visa Incorporated Class A	157,340	36,748,330
WEX Incorporated †	183,000	37,553,430
		424,312,094
Semiconductors & semiconductor equipment: 6.13%
Allegro MicroSystems Incorporated †	625,234	15,430,775
Enphase Energy Incorporated †	79,645	11,090,566
Microchip Technology Incorporated	395,550	59,447,210
Monolithic Power Systems Incorporated	131,760	47,615,429
NXP Semiconductors NV	290,900	56,001,159
Texas Instruments Incorporated	92,995	16,786,527
		206,371,666
Software: 18.62%
Atlassian Corporation plc Class A †	125,760	29,875,546
Cloudflare Incorporated Class A †	495,190	41,962,401
Dynatrace Incorporated †	1,138,598	59,252,640
Everbridge Incorporated †	108,615	14,414,297
HubSpot Incorporated †	87,022	45,812,732
Microsoft Corporation	1,133,945	285,958,246
Olo Incorporated Class A †	103,407	2,984,326
RingCentral Incorporated Class A †	148,395	47,330,585
ServiceNow Incorporated †	79,100	40,053,867
UiPath Incorporated Class A †«	34,094	2,454,768
Unity Software Incorporated †	146,979	14,930,127
Zendesk Incorporated †	283,615	41,450,332
		626,479,867
Technology hardware, storage & peripherals: 0.15%
Apple Incorporated	38,200	5,021,772
See accompanying notes to portfolio of investments

Wells Fargo Premier Large Company Growth Fund  |  3

Portfolio of investments—April 30, 2021 (unaudited)

	Shares	Value
Materials: 1.81%
Chemicals: 1.81%
Linde plc	213,295	$ 60,968,243
Total Common stocks (Cost $1,540,442,231)		3,369,016,726

		Yield
Short-term investments: 1.18%
Investment companies: 1.18%
Securities Lending Cash Investments LLC ♠∩∞		0.03%	36,710,460	36,710,460
Wells Fargo Government Money Market Fund Select Class ♠∞		0.03	2,971,001	2,971,001
Total Short-term investments (Cost $39,681,461)				39,681,461
Total investments in securities (Cost $1,580,123,692)	101.29%			3,408,698,187
Other assets and liabilities, net	(1.29)			(43,274,386)
Total net assets	100.00%			$3,365,423,801

†	Non-income-earning security
«	All or a portion of this security is on loan.
♠	The issuer of the security is an affiliate of the Fund as defined in the Investment Company Act of 1940.
∩	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
∞	The rate represents the 7-day annualized yield at period end.
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliates of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	% of net assets	Shares, end of period	Income from affiliated securities
Short-term investments
Investment companies
Securities Lending Cash Investments LLC	$0	$428,741,843	$(392,031,383)	$0	$0	$36,710,460		36,710,460	$17,965#
Wells Fargo Government Money Market Fund Select Class	2,465,488	328,487,224	(327,981,711)	0	0	2,971,001		2,971,001	1,470
				$0	$0	$39,681,461	1.18%		$19,435

#	Amount shown represents income before fees and rebates.
See accompanying notes to portfolio of investments

4  |  Wells Fargo Premier Large Company Growth Fund

Notes to portfolio of investments—April 30, 2021 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.
Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC ("Funds Management"). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.
Securities lending
The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated ("WellsCap"), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.
In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Wells Fargo Premier Large Company Growth Fund  |  5

Notes to portfolio of investments—April 30, 2021 (unaudited)

Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of April 30, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$465,156,026	$0	$0	$465,156,026
Consumer discretionary	540,259,365	0	0	540,259,365
Consumer staples	40,722,003	0	0	40,722,003
Financials	197,064,306	0	0	197,064,306
Health care	492,304,371	0	0	492,304,371
Industrials	310,357,013	0	0	310,357,013
Information technology	1,262,185,399	0	0	1,262,185,399
Materials	60,968,243	0	0	60,968,243
Short-term investments
Investment companies	39,681,461	0	0	39,681,461
Total assets	$3,408,698,187	$0	$0	$3,408,698,187
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the nine months ended April 30, 2021, the Fund did not have any transfers into/out of Level 3.

6  |  Wells Fargo Premier Large Company Growth Fund